SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Oct. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Derivative liability	$ 1,789,047	$ 6,610,001	$ 395,619
Level 1 [Member]
Derivative liability
Level 2 [Member]
Derivative liability
Level 3 [Member]
Derivative liability	$ 1,789,047	$ 6,610,001	$ 395,619